Supplemental Financial Information - Results Relating to Equity-Accounted Investees (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Company’s share in income (loss)	$ 7	$ 17	$ 11
Other results	52	36	0
Results relating to equity-accounted investees	$ 59	$ 53	$ 11